Investment Portfolio	as of October 31, 2021 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 71.6%
Communication Services 7.3%
Alibaba Group Holding Ltd.:
2.125%, 2/9/2031	306,000	293,562
3.15%, 2/9/2051	324,000	308,744
Amazon.com, Inc.:
2.5%, 6/3/2050 (b)	160,000	153,217
4.25%, 8/22/2057	500,000	655,654
AT&T, Inc.:
1.65%, 2/1/2028	410,000	399,920
2.25%, 2/1/2032	730,000	702,493
2.75%, 6/1/2031	500,000	508,615
3.65%, 6/1/2051	800,000	832,085
Bell Telephone Co. of Canada, 2.15%, 2/15/2032	910,000	887,284
CCO Holdings LLC, 144A, 4.75%, 3/1/2030	970,000	1,001,525
Charter Communications Operating LLC:
3.5%, 3/1/2042	880,000	859,304
3.7%, 4/1/2051	1,140,000	1,119,484
4.4%, 12/1/2061	500,000	530,939
Cox Communications, Inc., 144A, 2.95%, 10/1/2050	345,000	328,774
CSC Holdings LLC:
144A, 3.375%, 2/15/2031	1,290,000	1,174,867
144A, 4.125%, 12/1/2030	1,145,000	1,096,338
DIRECTV Holdings LLC, 144A, 5.875%, 8/15/2027	240,000	248,796
Discovery Communications LLC, 4.0%, 9/15/2055	300,000	318,536
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026	247,000	267,282
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031	460,000	446,540
144A, 4.125%, 8/1/2030	1,360,000	1,399,100
Meituan, 144A, 2.125%, 10/28/2025	721,000	695,346
Netflix, Inc.:
144A, 3.625%, 6/15/2025	435,000	462,511
5.875%, 11/15/2028	1,350,000	1,643,220
NortonLifeLock, Inc., 3.95%, 6/15/2022	2,500,000	2,518,750
Tencent Holdings Ltd., 144A, 3.84%, 4/22/2051	500,000	527,930
T-Mobile U.S.A., Inc.:
2.05%, 2/15/2028	215,000	213,211
2.25%, 11/15/2031	985,000	950,473
2.625%, 4/15/2026	1,125,000	1,142,021
3.3%, 2/15/2051	322,000	315,835
3.375%, 4/15/2029	1,125,000	1,155,938
Verizon Communications, Inc.:
2.1%, 3/22/2028	355,000	355,983
144A, 2.355%, 3/15/2032	690,000	679,707
2.55%, 3/21/2031	535,000	539,173
2.65%, 11/20/2040	425,000	401,560
2.85%, 9/3/2041	560,000	547,570
3.0%, 11/20/2060	400,000	377,721
3.7%, 3/22/2061	500,000	543,426

ViacomCBS, Inc., 4.2%, 5/19/2032	1,319,000	1,501,257
Vodafone Group PLC:
4.25%, 9/17/2050	500,000	586,092
5.125%, 6/4/2081	610,000	624,847
Walt Disney Co., 2.65%, 1/13/2031	435,000	452,039
		29,767,669
Consumer Discretionary 6.1%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	1,100,000	1,105,764
7-Eleven, Inc.:
144A, 0.95%, 2/10/2026	225,000	218,829
144A, 1.3%, 2/10/2028	292,000	278,193
144A, 1.8%, 2/10/2031	1,092,000	1,036,076
American Honda Finance Corp., 1.3%, 9/9/2026 (b)	1,540,000	1,527,606
Carnival Corp.:
144A, 5.75%, 3/1/2027	790,000	803,825
144A, 7.625%, 3/1/2026	410,000	431,972
Dollar General Corp., 4.125%, 4/3/2050	175,000	207,530
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	2,020,000	2,017,657
2.9%, 2/16/2028	1,804,000	1,788,215
3.37%, 11/17/2023	1,300,000	1,334,125
3.375%, 11/13/2025	1,094,000	1,124,085
3.625%, 6/17/2031	2,230,000	2,255,087
General Motors Co., 5.4%, 4/1/2048	600,000	763,075
General Motors Financial Co., Inc.:
2.35%, 1/8/2031 (b)	750,000	728,797
2.7%, 6/10/2031	750,000	741,300
3.95%, 4/13/2024	1,195,000	1,267,734
4.35%, 4/9/2025	720,000	783,456
Hilton Domestic Operating Co., Inc., 144A, 3.625%, 2/15/2032	1,350,000	1,317,074
Lowe's Companies, Inc.:
2.8%, 9/15/2041	730,000	718,212
3.0%, 10/15/2050	345,000	345,486
4.05%, 5/3/2047	300,000	350,282
McDonald's Corp., 4.2%, 4/1/2050	420,000	514,587
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027	1,000,000	1,084,641
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026	300,000	291,000
144A, 5.5%, 4/1/2028 (b)	540,000	549,450
Stellantis Finance U.S., Inc.:
144A, 1.711%, 1/29/2027	390,000	383,860
144A, 2.691%, 9/15/2031	290,000	285,651
Walmart, Inc., 1.8%, 9/22/2031	750,000	739,094
		24,992,663
Consumer Staples 1.3%
Altria Group, Inc.:
2.45%, 2/4/2032	371,000	352,067
3.7%, 2/4/2051	400,000	380,598
3.875%, 9/16/2046	140,000	138,748
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	420,000	493,916
4.439%, 10/6/2048	430,000	519,809
5.55%, 1/23/2049	581,000	814,952
BAT Capital Corp.:
2.726%, 3/25/2031 (b)	495,000	483,270
3.734%, 9/25/2040	468,000	455,027

Campbell Soup Co.:
2.375%, 4/24/2030	267,000	266,968
4.15%, 3/15/2028	328,000	367,514
Keurig Dr Pepper, Inc., 3.8%, 5/1/2050	285,000	321,739
Philip Morris International, Inc., 2.1%, 5/1/2030	590,000	583,215
		5,177,823
Energy 2.7%
Cenovus Energy, Inc., 3.75%, 2/15/2052	380,000	384,522
Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032	390,000	386,568
4.5%, 10/1/2029	2,000,000	2,135,360
Energy Transfer Operating LP, 4.05%, 3/15/2025	1,500,000	1,607,888
Enterprise Products Operating LLC, 3.3%, 2/15/2053	690,000	691,458
Exxon Mobil Corp., 2.44%, 8/16/2029	871,000	899,504
Hess Corp., 5.8%, 4/1/2047	945,000	1,261,944
MPLX LP, 2.65%, 8/15/2030	305,000	303,550
Plains All American Pipeline LP, 3.8%, 9/15/2030	360,000	380,339
SA Global Sukuk Ltd.:
144A, 1.602%, 6/17/2026	400,000	394,861
144A, 2.694%, 6/17/2031	430,000	430,688
Saudi Arabian Oil Co.:
144A, 1.625%, 11/24/2025	242,000	240,577
144A, 2.25%, 11/24/2030	305,000	295,429
Suncor Energy, Inc., 3.75%, 3/4/2051	500,000	545,978
Total Energies Capital International SA, 3.127%, 5/29/2050 (b)	480,000	503,743
Williams Companies, Inc., 3.5%, 10/15/2051	460,000	470,800
		10,933,209
Financials 28.0%
AerCap Ireland Capital DAC:
3.0%, 10/29/2028	740,000	750,309
3.15%, 2/15/2024	1,300,000	1,350,579
3.3%, 1/30/2032	450,000	457,991
3.4%, 10/29/2033	450,000	458,039
3.85%, 10/29/2041	330,000	341,648
4.625%, 10/15/2027	1,300,000	1,446,411
Air Lease Corp.:
3.0%, 2/1/2030 (b)	1,218,000	1,231,891
4.125%, Perpetual (c)	3,250,000	3,201,250
Aircastle Ltd., 4.4%, 9/25/2023	1,214,000	1,284,865
Ally Financial, Inc., 4.7%, Perpetual (b) (c)	2,250,000	2,331,562
American Express Co., 3.55%, Perpetual (c)	4,000,000	4,020,000
Avolon Holdings Funding Ltd.:
144A, 2.528%, 11/18/2027	1,316,000	1,292,211
144A, 2.75%, 2/21/2028	1,025,000	1,014,891
144A, 4.25%, 4/15/2026	370,000	397,618
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025	960,000	988,810
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030 (b)	862,000	812,866
Banco Santander SA, 1.722%, 9/14/2027	800,000	787,938
Bank of America Corp.:
1.922%, 10/24/2031	2,140,000	2,040,982
2.676%, 6/19/2041	450,000	433,435
2.972%, 7/21/2052	450,000	453,587
4.3%, Perpetual (c)	1,542,000	1,561,275
Bank of Nova Scotia, 3.625%, 10/27/2081	4,000,000	3,935,075

Barclays PLC:
2.645%, 6/24/2031	850,000	852,374
2.852%, 5/7/2026	1,505,000	1,565,936
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	1,427,000	1,427,000
Blackstone Holdings Finance Co. LLC, 144A, 2.0%, 1/30/2032	680,000	653,544
Blackstone Secured Lending Fund:
144A, 2.85%, 9/30/2028	740,000	725,824
3.625%, 1/15/2026	1,385,000	1,448,436
BNP Paribas SA:
144A, 2.159%, 9/15/2029	1,220,000	1,198,174
144A, 2.219%, 6/9/2026	690,000	702,352
144A, 4.625%, Perpetual (c)	1,510,000	1,517,550
Capital One Financial Corp.:
2.359%, 7/29/2032	1,720,000	1,660,492
3.95%, Perpetual (c)	2,300,000	2,335,190
Citigroup, Inc.:
2.561%, 5/1/2032	450,000	451,880
3.2%, 10/21/2026	1,000,000	1,063,130
4.0%, Perpetual (c)	5,800,000	5,923,250
5.5%, 9/13/2025	1,500,000	1,710,906
Commonwealth Bank of Australia, 144A, 2.688%, 3/11/2031	780,000	771,826
Credit Suisse Group AG:
144A, 2.193%, 6/5/2026	480,000	485,843
144A, 2.593%, 9/11/2025	450,000	462,738
144A, 3.091%, 5/14/2032	280,000	285,085
GE Capital Funding LLC, 4.4%, 5/15/2030	375,000	438,291
Global Payments, Inc.:
1.2%, 3/1/2026 (b)	1,030,000	1,005,545
3.2%, 8/15/2029	1,200,000	1,254,632
HSBC Holdings PLC:
2.206%, 8/17/2029	540,000	529,673
4.0%, Perpetual (b) (c)	1,805,000	1,800,487
4.6%, Perpetual (c)	2,500,000	2,484,075
Intercontinental Exchange, Inc.:
2.1%, 6/15/2030	465,000	458,764
3.0%, 6/15/2050	273,000	273,366
Intesa Sanpaolo SpA:
144A, 4.198%, 6/1/2032	1,500,000	1,512,161
144A, 4.95%, 6/1/2042	1,275,000	1,316,633
Jefferies Group LLC, 2.625%, 10/15/2031	360,000	353,197
JPMorgan Chase & Co.:
2.522%, 4/22/2031	1,525,000	1,543,266
2.739%, 10/15/2030	1,000,000	1,024,871
2.956%, 5/13/2031	495,000	511,010
3.328%, 4/22/2052	519,000	560,208
3.65%, Perpetual (b) (c)	1,450,000	1,444,562
M&T Bank Corp, 3.5%, Perpetual (c)	1,290,000	1,267,425
Mizuho Financial Group, Inc., 1.234%, 5/22/2027	1,285,000	1,251,024
Morgan Stanley:
1.794%, 2/13/2032	445,000	419,198
2.484%, 9/16/2036	1,187,000	1,153,282
3.217%, 4/22/2042	160,000	168,068
Natwest Group PLC, 4.6%, Perpetual (c)	2,150,000	2,117,750
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	1,000,000	971,250
OneMain Finance Corp., 3.5%, 1/15/2027	1,125,000	1,099,687
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030	3,405,000	3,378,850
PNC Financial Services Group, Inc., 3.4%, Perpetual (c)	2,900,000	2,860,125

REC Ltd.:
144A, 4.75%, 5/19/2023 (b)		683,000	714,001
144A, 5.25%, 11/13/2023		1,345,000	1,436,635
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026 (b)		1,000,000	1,053,200
Societe Generale SA:
144A, 4.75%, Perpetual (c)		1,025,000	1,049,959
144A, 5.375%, Perpetual (c)		900,000	956,250
Standard Chartered PLC, 144A, 4.75%, Perpetual (b) (c)		825,000	810,563
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		750,000	915,327
Synchrony Financial, 4.375%, 3/19/2024		630,000	673,651
The Charles Schwab Corp.:
Series H, 4.0%, Perpetual (c)		1,270,000	1,289,050
Series I, 4.0%, Perpetual (c)		2,155,000	2,217,818
The Goldman Sachs Group, Inc.:
1.431%, 3/9/2027		850,000	836,927
1.992%, 1/27/2032		1,290,000	1,235,955
2.908%, 7/21/2042		588,000	586,634
3.8%, Perpetual (b) (c)		3,465,000	3,465,000
U.S. Bancorp., 3.7%, Perpetual (c)		3,075,000	3,062,854
UBS Group AG:
144A, 2.095%, 2/11/2032		795,000	770,290
144A, 4.375%, Perpetual (c)		1,121,000	1,113,433
Wells Fargo & Co.:
2.393%, 6/2/2028		1,274,000	1,294,852
2.572%, 2/11/2031		1,100,000	1,112,584
3.068%, 4/30/2041		500,000	513,192
3.9%, Perpetual (c)		2,105,000	2,144,469
			114,284,807
Health Care 4.7%
Amgen, Inc.:
2.8%, 8/15/2041		281,000	272,881
3.0%, 1/15/2052		400,000	391,948
3.375%, 2/21/2050		400,000	421,405
Anthem, Inc., 2.25%, 5/15/2030		810,000	807,617
Astrazeneca Finance LLC:
1.75%, 5/28/2028		550,000	547,766
2.25%, 5/28/2031 (b)		110,000	111,357
Biogen, Inc., 3.15%, 5/1/2050		410,000	402,695
Bristol-Myers Squibb Co., 4.25%, 10/26/2049		880,000	1,106,286
Centene Corp.:
2.45%, 7/15/2028		540,000	538,168
2.625%, 8/1/2031		1,100,000	1,082,092
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		1,245,000	1,257,450
Cigna Corp.:
2.375%, 3/15/2031		490,000	491,097
2.4%, 3/15/2030		275,000	277,787
3.2%, 3/15/2040		145,000	149,445
3.4%, 3/15/2051		500,000	528,911
CVS Health Corp.:
1.75%, 8/21/2030		1,000,000	952,206
2.7%, 8/21/2040		225,000	215,727
4.25%, 4/1/2050		180,000	217,973
5.05%, 3/25/2048		500,000	657,362
DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	2,010,000	2,297,536
Gilead Sciences, Inc.:
1.65%, 10/1/2030 (b)		320,000	306,081
2.8%, 10/1/2050		380,000	368,405

HCA, Inc., 5.25%, 6/15/2026	1,900,000	2,154,541
Humana, Inc., 2.15%, 2/3/2032	450,000	435,362
Mozart Debt Merger Sub, Inc., 144A, 3.875%, 4/1/2029	990,000	985,050
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/2050	545,000	557,232
Thermo Fisher Scientific, Inc.:
2.0%, 10/15/2031	370,000	362,106
2.8%, 10/15/2041	330,000	331,352
UnitedHealth Group, Inc.:
2.9%, 5/15/2050	430,000	439,642
3.25%, 5/15/2051	500,000	543,343
		19,210,823
Industrials 5.4%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	1,264,000	1,308,569
American Airlines, Inc., 144A, 5.5%, 4/20/2026	1,095,000	1,148,655
Boeing Co.:
1.95%, 2/1/2024	2,310,000	2,352,369
2.196%, 2/4/2026	1,967,000	1,970,277
2.75%, 2/1/2026	3,195,000	3,303,589
4.875%, 5/1/2025	873,000	964,433
Delta Air Lines, Inc.:
4.375%, 4/19/2028 (b)	850,000	906,562
144A, 4.5%, 10/20/2025	270,000	288,108
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	367,000	321,573
FedEx Corp., 2.4%, 5/15/2031	610,000	611,151
General Electric Co.:
3.45%, 5/1/2027	415,000	452,380
3.625%, 5/1/2030	310,000	347,281
GFL Environmental, Inc., 144A, 4.0%, 8/1/2028 (b)	1,450,000	1,413,750
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,500,000	1,632,540
Otis Worldwide Corp., 2.565%, 2/15/2030	530,000	540,538
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025	675,000	662,567
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,380,000	2,531,725
Siemens Financieringsmaatschappij NV, 144A, 2.875%, 3/11/2041	615,000	632,766
Union Pacific Corp., 2.95%, 3/10/2052	420,000	430,648
		21,819,481
Information Technology 5.4%
Apple, Inc., 2.375%, 2/8/2041	600,000	583,737
Broadcom, Inc.:
144A, 2.6%, 2/15/2033	1,300,000	1,252,607
144A, 3.137%, 11/15/2035	286,000	281,086
144A, 3.187%, 11/15/2036	905,000	889,654
4.11%, 9/15/2028	988,000	1,089,170
Dell International LLC:
4.9%, 10/1/2026	2,208,000	2,515,919
8.35%, 7/15/2046	520,000	864,122
Fidelity National Information Services, Inc., 2.25%, 3/1/2031	995,000	978,107
Intel Corp.:
3.05%, 8/12/2051	230,000	234,343
3.2%, 8/12/2061	190,000	194,991
KLA Corp., 3.3%, 3/1/2050	282,000	302,453
Micron Technology, Inc., 3.477%, 11/1/2051 (d)	300,000	299,943
Microsoft Corp., 2.921%, 3/17/2052	775,000	820,499
MSCI, Inc.:
144A, 3.25%, 8/15/2033	420,000	421,625
144A, 3.625%, 9/1/2030	1,075,000	1,101,875
NXP BV, 144A, 2.5%, 5/11/2031	1,000,000	993,891

Open Text Corp., 144A, 3.875%, 2/15/2028	1,800,000	1,813,500
Oracle Corp.:
3.6%, 4/1/2050	235,000	239,917
3.65%, 3/25/2041	1,121,000	1,174,364
4.0%, 11/15/2047	350,000	378,548
Salesforce.com, Inc., 2.9%, 7/15/2051	1,100,000	1,131,890
SK Hynix, Inc., 144A, 1.5%, 1/19/2026 (b)	1,769,000	1,734,440
Square, Inc., 144A, 3.5%, 6/1/2031	610,000	625,250
Twilio, Inc., 3.625%, 3/15/2029 (b)	1,460,000	1,474,600
VMware, Inc., 1.4%, 8/15/2026 (b)	740,000	728,920
		22,125,451
Materials 2.7%
Berry Global, Inc., 1.65%, 1/15/2027	2,280,000	2,230,250
Corp. Nacional del Cobre de Chile, 144A, 3.15%, 1/15/2051	259,000	238,013
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	2,370,000	2,355,113
144A, 3.875%, 4/27/2051 (b)	775,000	822,916
LYB International Finance III LLC, 3.625%, 4/1/2051 (b)	255,000	271,463
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,370,000	2,594,766
Novelis Corp., 144A, 4.75%, 1/30/2030	1,600,000	1,664,000
Suzano Austria GmbH, 2.5%, 9/15/2028	720,000	681,300
		10,857,821
Real Estate 2.4%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030	430,000	417,598
(REIT), 2.95%, 1/15/2051	290,000	280,795
Boston Properties LP, (REIT), 2.55%, 4/1/2032	690,000	687,098
Crown Castle International Corp.:
(REIT), 2.9%, 4/1/2041	920,000	888,440
(REIT), 3.8%, 2/15/2028	820,000	899,154
Equinix, Inc., (REIT), 2.15%, 7/15/2030	271,000	263,978
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031	1,750,000	1,763,300
SBA Communications Corp., 144A, (REIT), 3.125%, 2/1/2029	3,000,000	2,880,000
Welltower, Inc.:
(REIT), 2.75%, 1/15/2031	300,000	308,149
(REIT), 2.8%, 6/1/2031	700,000	718,821
(REIT), 3.1%, 1/15/2030	820,000	862,052
		9,969,385
Utilities 5.6%
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030	868,000	895,064
Ameren Corp., 1.75%, 3/15/2028	520,000	509,109
American Electric Power Co., Inc., 3.2%, 11/13/2027	430,000	459,766
CenterPoint Energy, Inc., 2.65%, 6/1/2031	340,000	345,578
Consolidated Edison Co. of New York, Inc., 2.4%, 6/15/2031 (b)	460,000	462,067
Dominion Energy, Inc., 3.375%, 4/1/2030	1,060,000	1,139,773
Duke Energy Corp.:
3.25%, 1/15/2082	2,200,000	2,185,066
4.2%, 6/15/2049	270,000	312,925
Duke Energy Indiana LLC, 2.75%, 4/1/2050	480,000	467,055
EDP Finance BV, 144A, 3.625%, 7/15/2024	1,555,000	1,650,273
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030	1,261,000	1,242,937
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026	218,000	232,775
3.5%, 4/1/2029	740,000	804,584

NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026 (b)		1,750,000	1,861,562
144A, 4.25%, 7/15/2024		2,700,000	2,858,490
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		180,000	171,933
3.3%, 8/1/2040		520,000	490,779
3.5%, 8/1/2050		225,000	213,857
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	2,526,000	3,109,042
Sempra Energy, 4.0%, 2/1/2048		680,000	768,266
Southern Co., 3.75%, 9/15/2051		1,703,000	1,727,353
Southern Power Co., 4.95%, 12/15/2046		745,000	910,895
			22,819,149
Total Corporate Bonds (Cost $286,105,404)			291,958,281

Mortgage-Backed Securities Pass-Throughs 10.6%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		3,522,607	3,823,608
4.5%, 12/1/2040		411,038	456,283
5.5%, with various maturities from 6/1/2039 until 5/1/2041		708,088	809,699
6.0%, 11/1/2038		33,483	34,595
7.5%, 2/1/2035		91,908	106,560
Federal National Mortgage Association:
2.5%, 11/1/2051 (d)		30,900,000	31,741,407
3.5%, with various maturities from 11/1/2042 until 12/1/2046		3,771,153	4,071,256
4.5%, 11/1/2043		267,637	296,169
5.5%, with various maturities from 2/1/2031 until 2/1/2042		1,285,277	1,448,842
6.5%, with various maturities from 5/1/2023 until 4/1/2037		22,779	26,208
Government National Mortgage Association:
4.5%, 7/15/2040		54,301	61,388
5.5%, 6/15/2042		75,557	86,613
6.5%, with various maturities from 12/15/2023 until 7/15/2039		233,442	263,961
Total Mortgage-Backed Securities Pass-Throughs (Cost $42,757,405)			43,226,589

Asset-Backed 6.2%
Automobile Receivables 0.4%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2019-1A, 144A, 4.53%, 3/20/2023		416,667	419,781
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		1,082,470	1,080,862
			1,500,643
Credit Card Receivables 0.6%
Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024		2,690,000	2,704,394
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030		20,507	20,880
Miscellaneous 5.2%
AMSR Trust:
“B”, Series 2021-SFR2, 144A, 1.777%, 8/17/2038		5,806,667	5,758,537
“C”, Series 2021-SFR2, 144A, 1.877%, 8/17/2038		3,350,000	3,310,202
Babson CLO Ltd., “A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 1.574% (e), 7/23/2030		3,300,000	3,301,746
CF Hippolyta LLC, “B1”, Series 2020-1, 144A, 2.28%, 7/15/2060		1,485,884	1,494,398
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051		3,750,000	3,750,375

Progress Residential Trust, “B”, Series 2021-SFR3, 144A, 1.495%, 10/17/2027	1,300,000	1,278,189
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	2,231,407	2,273,994
		21,167,441
Total Asset-Backed (Cost $25,424,842)		25,393,358

Commercial Mortgage-Backed Securities 2.1%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.1% (e), 5/15/2035	2,000,000	2,005,067
“C”, Series 2018-20TS, 144A, 3.1% (e), 5/15/2035	1,500,000	1,483,815
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.44% (e), 9/15/2034	667,000	662,839
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	1,275,000	1,329,317
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	2,674,892	1,632,626
MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.39% (e), 12/15/2033	500,000	497,560
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	818,604
Total Commercial Mortgage-Backed Securities (Cost $9,402,693)		8,429,828

Collateralized Mortgage Obligations 8.7%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037	116,352	86,678
Arroyo Mortgage Trust, “A1”, Series 2021-1R, 144A, 1.175%, 10/25/2048	3,916,632	3,912,750
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 2.465% (e), 2/25/2034	57,088	58,426
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 2.601% (e), 12/25/2035	115,928	121,969
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75%, 8/25/2034	154,904	157,367
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.239% (e), 9/25/2031	138,931	139,631
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.389% (e), 8/25/2031	230,958	232,195
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	198,569	76,205
Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.089% (e), 3/25/2031	457,399	460,972
“1M2”, Series 2018-C03, 1-month USD-LIBOR + 2.15%, 2.239% (e), 10/25/2030	718,582	726,216
“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.339% (e), 7/25/2030	707,992	717,231
“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.439% (e), 1/25/2031	1,534,164	1,552,881
Farm Mortgage Trust, “A”, Series 2021-1, 144A, 2.18%, 1/25/2051	1,770,000	1,758,406
Federal Home Loan Mortgage Corp., “6”, Series 233, Interest Only, 4.5%, 8/15/2035	109,995	17,304
Flagstar Mortgage Trust:
“A5”, Series 2021-5INV, 144A, 2.5%, 7/25/2021	3,836,300	3,913,325
“A1”, Series 2021-9INV, 144A, 2.5%, 9/25/2041	2,421,815	2,485,577
“A2”, Series 2021-6INV, 144A, 3.0%, 8/25/2051	4,330,900	4,498,653
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.95%, 2.039% (e), 10/25/2049	560,285	561,912
“M2”, Series 2017-DNA3, 1-month USD-LIBOR + 2.5%, 2.589% (e), 3/25/2030	1,000,000	1,021,361
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.739% (e), 1/25/2049	199,506	201,878
Government National Mortgage Association:
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	2,660,420	136,063
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	1,169,817	165,272
GS Mortgage-Backed Securities Trust, “A2”, Series 2021-GR1, 144A, 2.5%, 11/25/2051	4,315,244	4,359,574

JPMorgan Mortgage Trust:
“2A1”, Series 2006-A2, 2.78% (e), 4/25/2036	312,065	307,521
“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050	1,638,369	1,674,627
“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050	477,179	487,737
Mello Mortgage Capital Acceptance, “A3”, Series 2021-INV3, 144A, 2.5%, 10/25/2051	2,867,136	2,894,812
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 2.382% (e), 10/25/2033	117,906	120,041
STACR Trust:
“M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.189% (e), 9/25/2048	1,081,081	1,095,307
“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 2.239% (e), 12/25/2030	1,400,000	1,413,751
Total Collateralized Mortgage Obligations (Cost $35,425,675)		35,355,642

Government & Agency Obligations 6.4%
Sovereign Bonds 1.1%
Abu Dhabi Government International Bond, 144A, 3.125%, 4/16/2030	1,719,000	1,852,291
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030 (b)	706,000	698,940
Mexico Government International Bond, 3.75%, 4/19/2071	417,000	373,524
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	1,255,000	1,280,150
		4,204,905
U.S. Government Sponsored Agencies 0.5%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,162,387
U.S. Treasury Obligations 4.8%
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	869,810
1.75%, 8/15/2041	642,200	618,218
1.875%, 2/15/2051	2,584,400	2,542,404
U.S. Treasury Notes:
0.25%, 6/15/2024	3,000,000	2,965,195
1.25%, 8/15/2031	13,019,700	12,651,487
		19,647,114
Total Government & Agency Obligations (Cost $25,757,219)		26,014,406

Short-Term U.S. Treasury Obligation 0.2%
U.S. Treasury Bills, 0.06% (f), 5/19/2022 (g) (Cost $749,753)	750,000	749,699
	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $70,220)	315	20,761

Securities Lending Collateral 3.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (i) (j) (Cost $15,879,603)	15,879,603	15,879,603

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.03% (i)	6,518,837	6,518,837
DWS ESG Liquidity Fund "Capital Shares", 0.07% (i)	3,406	3,406
Total Cash Equivalents (Cost $6,522,243)		6,522,243

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $448,095,057)	111.3	453,550,410
Other Assets and Liabilities, Net	(11.3)	(45,934,286)
Net Assets	100.0	407,616,124
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2021 are as follows:
Value ($) at 1/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2021	Value ($) at 10/31/2021
Securities Lending Collateral 3.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (i) (j)
7,042,438	8,837,165 (k)	—	—	—	12,938	—	15,879,603	15,879,603
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.03% (i)
11,030,279	233,543,765	238,055,207	—	—	2,075	—	6,518,837	6,518,837
DWS ESG Liquidity Fund "Capital Shares", 0.07% (i)
3,404	2	—	—	—	5	—	3,406	3,406
18,076,121	242,380,932	238,055,207	—	—	15,018	—	22,401,846	22,401,846
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2021 amounted to $15,445,489, which is 3.8% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued or delayed delivery securities included.
(e)	Variable or floating rate security. These securities are shown at their current rate as of October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At October 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, is expected to be phased out by the end of 2021, although the US Dollar LIBOR phase out may extend past 2021 for certain existing contracts. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At October 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra Long U.S. Treasury Bond	USD	12/21/2021	26	5,105,726	5,106,563	837
At October 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
3 Year U.S. Treasury Note	USD	12/31/2021	41	9,472,601	9,406,937	65,664
5 Year U.S. Treasury Note	USD	12/31/2021	114	14,075,734	13,879,500	196,234
Ultra 10 Year U.S. Treasury Note	USD	12/21/2021	152	22,288,308	22,044,751	243,557
Total unrealized appreciation						505,455
At October 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	4,905,000	USD	5,832,356	11/5/2021	161,627	Toronto-Dominion Bank
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$291,958,281	$—	$291,958,281
Mortgage-Backed Securities Pass-Throughs	—	43,226,589	—	43,226,589
Asset-Backed (a)	—	25,393,358	—	25,393,358
Commercial Mortgage-Backed Securities	—	8,429,828	—	8,429,828
Collateralized Mortgage Obligations	—	35,355,642	—	35,355,642
Government & Agency Obligations (a)	—	26,014,406	—	26,014,406
Short-Term U.S. Treasury Obligation	—	749,699	—	749,699
Warrants	—	—	20,761	20,761
Short-Term Investments (a)	22,401,846	—	—	22,401,846
Derivatives (b)
Futures Contracts	506,292	—	—	506,292
Forward Foreign Currency Contracts	—	161,627	—	161,627
Total	$22,908,138	$431,289,430	$20,761	$454,218,329
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ 506,292
Foreign Exchange Contracts	$ 161,627	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DTRBF-PH3
R-080548-1 (1/23)